Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest rate	6.00%
Convertible debt instruments
Disclosure of transactions between related parties [line items]
Accrued interest on convertible debt instruments issued to members of executive management and board of directors			$ (4)
Prepaid rent and deposit for a leased property from a related party		$ 7
Interest rate	7.50%